Plant, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Plant, Property And Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

	(dollars in millions)
At December 31,	Lives (years)	2012	2011
Land	–	$859	$862
Buildings and equipment	15-45	22,909	21,969
Central office and other network equipment	3-15	113,262	107,322
Cable, poles and conduit	11-50	53,761	67,190
Leasehold improvements	5-20	5,404	5,030
Work in progress	–	4,126	3,417
Furniture, vehicles and other	3-20	9,254	9,836

		209,575	215,626
Less accumulated depreciation		120,933	127,192

Total		$88,642	$88,434